PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:-      PROPERTY AND EQUIPMENT, NET

	December 31,
	2018	2019
Cost:
Computers, manufacturing, peripheral equipment	$111,012	$120,796
Office furniture and equipment	2,201	1,925
Leasehold improvements	1,410	1,716

	114,623	124,437
Accumulated depreciation:
Computers, manufacturing, peripheral equipment	78,317	86,892
Office furniture and equipment	1,856	1,577
Leasehold improvements	837	1,103

	81,010	89,572

Depreciated cost	$33,613	$34,865

Depreciation expenses for the years ended December 31, 2017, 2018 and 2019 were $ 7,661, $ 7,758 and $ 9,555 respectively.

Changes of property and equipment not resulted in cash outflows as of December 31, 2018 and 2019 amounted of $ 2,581 and $ 1,058.